GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL.
Schedule of changes in goodwill

Figures in million - SA rand	Note	2019	2018	2017
Balance at beginning of the year		6,889.6	6,396.0	936.0
Impairment	8	(54.3)	(436.3)	(99.1)
Goodwill on acquisition of subsidiaries		176.9	34.9	5,873.9
Foreign currency translation		(157.3)	895.0	(314.8)
Balance at end of the year		6,854.9	6,889.6	6,396.0

Schedule of estimates and assumptions used in calculation of impairment of goodwill
	PGM operations				Gold operations
2018	2019				2019	2018
			Long-term gold price	R/kg	686,225	585,500
15,050	20,600	R/4Eoz	Long-term PGM (4E) basket price
1,010	1,250	US$/2Eoz	Long-term PGM (2E) basket price
14.3	13.6%		Nominal discount rate – South Africa[1]	%	12.4	12.6
7.0	7.6%		Nominal discount rate – US
5.0	5.0%		Inflation rate – South Africa	%	5.0	5.0
1.9	2.0%		Inflation rate – US
12 - 28	13 - 35	years	Life of mine	years	6 - 18	5 - 20

[1] Nominal discount rate for Burnstone and Mimosa of 17.1% and 23.3%, respectively